RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Disclosure of transactions between related parties	The remuneration of Directors and other key management personnel was as follows:

(US $ millions)	2017	2016
Salaries, incentives and short-term benefits	$4	$3
Share-based awards	1	1
	$5	$4